SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of operating segments

	Year Ended December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues(6)	$16,224	$4,650	$1,662	$280	$7	$22,823
Direct operating costs	(15,864)	(4,584)	(1,228)	(197)	(3)	(21,876)
General and administrative expenses	(135)	(47)	(93)	(20)	(45)	(340)
Equity accounted Company EBITDA(3)	28	—	1	79	—	108
Company EBITDA attributable to others(4)	(170)	1	(255)	(51)	—	(475)
Company EBITDA	83	20	87	91	(41)	240
Realized disposition gain/(loss), net(5)	17	2	237	(12)	—	244
Interest expense	(47)	—	(128)	(26)	(1)	(202)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments(3)	—	—	—	(17)	—	(17)
Current income taxes	(21)	5	(28)	(4)	18	(30)
Company FFO attributable to others (net of Company EBITDA attributable to others)(4)	34	(1)	(36)	20	—	17
Company FFO(1)	66	26	132	52	(24)	252
Depreciation and amortization expense(2)						(371)
Realized disposition (gain)/loss recorded in prior periods(5)						23
Impairment expense, net						(39)
Other income (expense), net						(108)
Deferred income taxes						22
Non-cash items attributable to equity accounted investments(3)						(22)
Non-cash items attributable to others(4)						267
Net income (loss) attributable to unitholders(1)						$24
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(1)
Company FFO and net income attributable to unitholders include net income and Company FFO attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.

(2)
For the year ended December 31, 2017, depreciation and amortization by segment is as follows: Business Services $74 million, Construction Services $24 million, Industrial Operations $175 million, Energy $98 million, Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $69 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $191 million as per the consolidated statements of operating results.

(5)	The sum of these amounts equates to the loss on acquisitions / dispositions, net of $267 million.

(6)
For the year ended December 31, 2017, revenues by business unit in our Business Services segment are as follows: Facilities Management $1,775 million, Road Fuel Distribution and Marketing $13,842 million, Residential Real Estate Services $108 million, Logistics $447 million, Financial Advisory $32 million, and Other $20 million.

	Year Ended December 31, 2016
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues(5)	$2,006	$4,387	$1,280	$286	$1	$7,960
Direct operating costs	(1,818)	(4,235)	(1,160)	(173)	—	(7,386)
General and administrative expenses	(98)	(48)	(89)	(17)	(17)	(269)
Equity accounted Company EBITDA(3)	23	—	—	144	—	167
Company EBITDA attributable to others(4)	(44)	—	(20)	(168)	—	(232)
Company EBITDA	69	104	11	72	(16)	240
Realized disposition gain/(loss), net	—	—	32	25	—	57
Interest expense	(14)	(1)	(44)	(30)	(1)	(90)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments(3)	—	—	—	(9)	—	(9)
Current income taxes	(12)	(8)	(4)	(1)	—	(25)
Company FFO attributable to others (net of Company EBITDA attributable to others)(4)	11	(1)	11	6	—	27
Company FFO(1)	54	94	6	63	(17)	200
Depreciation and amortization expense(2)						(286)
Impairment expense, net						(261)
Other income (expense), net						(11)
Deferred income taxes						41
Non-cash items attributable to equity accounted investments(3)						(90)
Non-cash items attributable to others(4)						378
Net income (loss) attributable to unitholders(1)						$(29)
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(1)
Company FFO and net income attributable to unitholders include net income and Company FFO attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders and net income and Company FFO attributable to the parent company prior to the spin-off on June 20, 2016.

(2)
For the year ended December 31, 2016, depreciation and amortization by segment is as follows; Business Services $33 million, Construction Services $19 million, Industrial Operations $120 million, Energy $114 million, Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $68 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $173 million as per the consolidated statements of operating results.

(5)
For the year ended December 31, 2016, revenues by business unit in our Business Services segment are as follows: Facilities Management $1,294 million, Residential Real Estate Services $619 million, Financial Advisory $64 million, and Other $29 million.

	Year Ended December 31, 2015
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues(6)	$1,691	$3,833	$892	$337	$—	$6,753
Direct operating costs	(1,528)	(3,670)	(744)	(190)	—	(6,132)
General and administrative expenses	(92)	(45)	(67)	(20)	—	(224)
Equity accounted Company EBITDA(3)	22	3	—	90	—	115
Company EBITDA attributable to others(4)	(21)	(1)	(57)	(135)	—	(214)
Company EBITDA	72	120	24	82	—	298
Realized disposition gain/(loss), net(5)	40	—	—	—	—	40
Interest expense	(13)	(2)	(25)	(25)	—	(65)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments(3)	—	—	—	(11)	—	(11)
Current income taxes	(20)	(20)	(8)	(1)	—	(49)
Company FFO attributable to others (net of Company EBITDA attributable to others)(4)	4	—	23	24	—	51
Company FFO(1)	83	98	14	69	—	264
Depreciation and amortization expense(2)						(257)
Impairment expense, net						(95)
Gain on acquisitions(5)						229
Other income (expense), net						70
Deferred income taxes						(5)
Non-cash items attributable to equity accounted investments(3)						(100)
Non-cash items attributable to others(4)						102
Net income (loss) attributable to parent(1)						$208
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(1)	Company FFO and net income attributable to parent company.

(2)
For the year ended December 31, 2015, depreciation and amortization by segment is as follows: Business Services $34 million, Construction Services $21 million, Industrial Operations $54 million, Energy $148 million, Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $4 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $61 million as per the consolidated statements of operating results.

(5)	The sum of these amounts equates to the loss on acquisitions / dispositions, net of $269 million.

(6)
For the year ended December 31, 2015, revenues by business unit in our Business Services segment are as follows: Facilities Management $873 million, Residential Real Estate Services $740 million, Financial Advisory $61 million, and Other $17 million.

The following is an analysis of the partnership's assets by reportable operating segment as at December 31, 2017 and 2016:

	As at December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Total assets	$5,246	$2,653	$5,839	$1,671	$395	$15,804

	As at December 31, 2016
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Total assets	$1,690	$2,275	$2,047	$1,596	$585	$8,193

Disclosure of revenues and non-current assets by geographical areas
Revenues from external customers

(US$ MILLIONS)	2017	2016	2015
United Kingdom	$13,637	$1,451	$1,027
Canada	3,273	1,954	1,713
Australia	2,884	2,502	2,289
Brazil	1,252	52	20
United States of America	655	927	863
Middle East	593	732	688
Europe	411	251	107
Other	118	91	46
Total revenues	$22,823	$7,960	$6,753
Non-current Assets (1)

(US$ MILLIONS)	2017	2016
United Kingdom	$918	$51
Canada	2,355	1,863
Australia	909	817
Brazil	3,545	17
United States of America	471	522
Middle East	138	293
Europe	401	332
Other	634	222
Total non-current assets	$9,371	$4,117
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(1)	Non-current assets are comprised of property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.